Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 19,303	$ 23,354
Cash and cash equivalents - Fair Value	19,303	23,354
Restricted cash - Book Value	11,425	7,048
Restricted cash - Fair Value	11,425	7,048
Amounts due from related parties, short-term - Book Value	5,000	19,108
Amounts due from related parties, short-term - Fair Value	5,000	19,108
Loans receivable from affiliates - Book value	0	16,192
Loans receivable from affiliates - Fair Value	0	16,192
Amounts due from related parties, long-term - Book Value	0	13,757
Amounts due from related parties, long-term - Fair Value	0	13,757
Amounts due to related parties, short term - Book value	(35,979)
Amounts due to related parties, short term - Fair value	(35,979)	0
Notes receivable, net of current portion - Book Value	8,013	7,554
Notes receivable, net of current portion - Fair Value	8,013	7,554
Long-term borrowings, net - Book value	(486,857)	(489,028)
Long-term borrowings, net - Fair value	$ (491,169)	$ (494,366)